UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Snyder Capital Management, L.P.
Address:  One Market Plaza, Steuart Tower, Suite 1200
          San Francisco, CA  94105

Form 13F File Number:    28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonja L. Commer
Title:    Chief Compliance Officer
Phone:    415-392-3900

Signature, Place and Date of Signing:
Sonja L. Commer                    San Francisco, CA   February 12, 2008
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      65

Form 13F Information Table Value Total:      2,374,812(x1000)


List of Other Included Managers:

NO.       Form 13F File Number          Name

1         28-6808        Natixis Global Asset Management, L.P

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
NAME OF ISSUER          TITL  CUSIP      VALUE    SHARES       INV.     OTH  VOTING AUTH
                        E OF             X1000                 DISC.    ER
                        CLAS                                            MGR
                        S
                                                                             SOLE     SHR      NONE
Advance Auto Parts      COM   00751Y106  24994    657900  SH   Defined       43600    614300
Inc.
Alpha Natural           COM   02076x102  79628    2451600 SH   Defined       56900    2215600  179100
Resources Inc.
Alpharma Inc. - Cl. A   COM   020813101  21822    1082999 SH   Defined       2600     952399   128000
AnnTaylor Stores Corp.  COM   036115103  36510    1428400 SH   Defined       11300    1273900  143200
Arch Chemical Inc.      COM   03937R102  53537    1456799 SH   Defined       3800     1282899  170100
Ashland Inc.            COM   044209104  8447     178100  SH   Defined       20600    157500
Beacon Roofing Supply   COM   073685109  16732    1987195 SH   Defined       4900     1718195  264100
Brookfield Asset        COM   112585104  106549   2987085 SH   Defined       77637    2690924  218524
Management
CEC Entertainment,      COM   125137109  36378    1401311 SH   Defined       3700     1237011  160600
Inc.
Cabot Corp.             COM   127055101  56947    1708074 SH   Defined       34100    1522574  151400
Cabot Microelectronics  COM   12709P103  69406    1932776 SH   Defined       42300    1737421  153055
Cambrex Corp.           COM   132011107  18574    2216498 SH   Defined       5100     1967498  243900
CapLease, Inc.          COM   140288101  30442    3615498 SH   Defined       9500     3181998  424000
Cedar Shopping Centers  COM   150602209  30305    2962398 SH   Defined       6800     2608498  347100
Inc.
Central European Media  COM   G20045202  120538   1039302 SH   Defined       27500    939902   71900
Charming Shoppes        COM   161133103  37583    6947008 SH   Defined       146200   6219308  581500
Clean Harbors Inc.      COM   184496107  59428    1149485 SH   Defined       12200    1026575  110710
Cognex Corp             COM   192422103  11590    575204  SH   Defined       1500     504704   69000
Comstock Resources      COM   205768203  47138    1386400 SH   Defined       3000     1201300  182100
Inc.
Corn Products Intl Inc  COM   219023108  17990    489531  SH   Defined       1298     428633   59600
Curtiss-Wright Corp     COM   231561101  31777    633000  SH   Defined       41300    591700
Cytec Industries, Inc.  COM   232820100  58821    955200  SH   Defined       24400    848700   82100
DRS Technologies        COM   23330X100  24331    448332  SH   Defined       1400     432032   14900
Devon Energy Corp.      COM   25179M103  39951    449344  SH   Defined       31260    418084
Dress Barn Inc.         COM   261570105  21570    1724186 SH   Defined       4400     1517386  202400
Drew Industries         COM   26168L205  10922    398598  SH   Defined       900      330798   66900
Esterline Technologies  COM   297425100  54337    1049999 SH   Defined       3000     1010399  36600
Corp
FTI Consulting          COM   302941109  65363    1060398 SH   Defined       2800     930698   126900
Franklin Electric Co    COM   353514102  58993    1541498 SH   Defined       31100    1387998  122400
Inc
Haemonetics Corp.       COM   405024100  60320    957157  SH   Defined       2400     855657   99100
Henry Schein, Inc.      COM   806407102  6287     102400  SH   Defined       12400    90000
Itron Inc               COM   465741106  63866    665479  SH   Defined       1700     584679   79100
KV Pharmaceutical Co-   COM   482740206  52220    1829700 SH   Defined       22300    1602600  204800
Cl A
Kaman Corp              COM   483548103  13676    371530  SH   Defined       800      322530   48200
Kennametal Inc.         COM   489170100  97133    2565582 SH   Defined       56000    2317034  192548
Lance Inc               COM   514606102  15981    782604  SH   Defined       1887     691976   88741
Liberty Media Corp. -   COM   53071M302  11451    98298   SH   Defined       7259     91039
Ser A
Liz Claiborne           COM   539320101  5464     268500  SH   Defined       35000    233500
Mid-America Apartment   COM   59522J103  27535    644100  SH   Defined       11800    567500   64800
Communit
Molex Inc. - Cl A       COM   608554200  4842     184300  SH   Defined       21400    162900
NCR Corp.               COM   62886E108  2681     106824  SH   Defined       11500    95324
Nabors Industries Ltd   COM   G6359F103  10507    383600  SH   Defined       52300    331300
Novagold Resources      COM   66987E206  36542    4478200 SH   Defined       106000   3997800  374400
Inc.
O'Reilly Automotive     COM   686091109  14300    440964  SH   Defined       50600    390364
Inc.
Officemax, Inc          COM   67622P101  5256     254400  SH   Defined       30900    223500
Parexel Intl Corp       COM   699462107  51868    1073874 SH   Defined       2900     958974   112000
Patterson-UTI Energy    COM   703481101  59867    3066935 SH   Defined       60200    2727135  279600
Inc.
R.R. Donnelley & Sons   COM   257867101  6110     161900  SH   Defined       19700    142200
Regis Corp.             COM   758932107  29707    1062498 SH   Defined       3100     931398   128000
Republic Services Inc.  COM   760759100  17569    560412  SH   Defined       68450    491962
- Cl.A
Scholastic Corp.        COM   807066105  40501    1160806 SH   Defined       3300     1015110  142396
Shaw Group Inc.         COM   820280105  66653    1102798 SH   Defined       28900    982998   90900
Simpson Manufacturing   COM   829073105  62917    2366198 SH   Defined       52400    2106798  207000
Steelcase Inc. Cl A     COM   858155203  5932     373800  SH   Defined       43900    329900
Thor Industries, Inc.   COM   885160101  26284    691500  SH   Defined       19400    609800   62300
Trane Inc.              COM   892893108  11706    250600  SH   Defined                250600
UGI Corp.               COM   902681105  74835    2746246 SH   Defined       55700    2507046  183500
United Stationers Inc   COM   913004107  58543    1266898 SH   Defined       38100    1138098  90700
Universal Health        COM   913903100  19471    380300  SH   Defined       25200    355100
Services - B
Urban Outfitters Inc.   COM   917047102  3863     141700  SH   Defined       15700    126000
Wabco Holdings Inc.     COM   92927K102  4408     87995   SH   Defined       10166    77829
Warnaco Group           COM   934390402  33505    962782  SH   Defined       2400     876998   83384
West Pharmaceutical     COM   955306105  74767    1842012 SH   Defined       38300    1648812  154900
Services I
Williams-Sonoma Inc     COM   969904101  16739    646300  SH   Defined       37800    608500
Zale Corp.              COM   988858106  30899    1923999 SH   Defined       61700    1727899  134400



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